EquiFund(R)
                               THE WRIGHT EQUIFUND
                                  EQUITY TRUST





-------------------------------------------------------------------------------
Description of art work on front cover of the report.

EquiFund logo in center of page with a globe underneath it, all of which is set on a blue background.
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                               Semi-Annual Report
                               as of June 30, 1998

                               THE WRIGHT EQUIFUND
                                  EQUITY TRUST




     The Wright EquiFund Equity Trust (EquiFund) is an open-end, management investment company, known as a mutual fund, registered as a diversified investment company under the Investment Company Act of 1940. EquiFund consists of six separate and distinct non-diversified series or funds.


                              Investment Objective

     Each Fund of EquiFund seeks to enhance total investment return (consisting of price appreciation plus income) by investing in a broadly based portfolio of equity securities selected from the publicly traded companies in the National Equity Index for the nation or nations in which each Fund is permitted to invest. Only securities for which adequate public information is available and which could be considered acceptable for investment by a prudent person are included in the National Equity Indexes.


                                The Active Funds

     Wright EquiFund -- Belgium/Luxembourg
     Wright EquiFund -- Hong Kong/China
     Wright EquiFund -- Japan
     Wright EquiFund -- Mexico
     Wright EquiFund -- Netherlands
     Wright EquiFund -- Nordic



                                TABLE OF CONTENTS





     Investment Objective...........Inside Front Cover

     Report To Shareholders......................... 1

     Wright EquiFunds
     Dividend Distributions:

       Belgium/Luxembourg........................... 4
       Hong Kong/China.............................. 4
       Japan........................................ 4
       Mexico....................................... 5
       Netherlands.................................. 5
       Nordic....................................... 5

     Wright EquiFund -- Belgium/Luxembourg
       Portfolio of Investments......................6

     Wright EquiFund -- Hong Kong/China
       Portfolio of Investments......................7

     Wright EquiFund -- Japan
       Portfolio of Investments......................8

     Wright EquiFund -- Mexico
       Portfolio of Investments......................9

     Wright EquiFund -- Netherlands
       Portfolio of Investments.....................10

     Wright EquiFund -- Nordic
       Portfolio of Investments.....................11

     Statements of Assets & Liabilities.............12

     Statements of Operations.......................14

     Statements of Changes in Net Assets............16

     Financial Highlights...........................18

     Notes to Financial Statements..................24

Report To Shareholders
-------------------------

                                                                  July 1998




Dear Shareholders :

For the first half of 1998, international stock prices continued to exhibit a split personality, with markets strong in Europe and the U.S. and uniformly weak throughout Asia. Thirteen of the fourteen biggest European stock markets rose during the first half, with several hitting record highs at midyear. All told, the FT/S&P total return index for Europe was up 26% in dollar terms during the first half. Like the European bourses, U.S. stocks put in a strong first-half performance, although the gains were a good deal harder to come by in the second quarter.

In contrast to Europe's strong showing, Japan was down 3% in dollars during the first half, and the rest of Asia declined 20% on average, with all eight of the Asian markets in the FT/S&P universe sharply lower during the second quarter. Asia's crisis is turning out to be worse than many thought earlier in the year.

To date, the IMF's prescriptions of tight fiscal and monetary policies for Asia do not appear to be helping matters. In early July, Japan's "total plan" for restoring confidence in its banks and stimulating growth was announced; its effectiveness is in some doubt as well. The resignation of Prime Minister Hashimoto, after a poor showing by the LDP in July's elections, adds another uncertainty to the outlook for Japan. This is no small matter for the rest of Asia either, since a strong yen and increasing Japanese domestic demand would provide a boost to the region.

In the U.S. and Europe, the rate of economic expansion is cooling a bit. This will restrain inflation pressures - such as they are and central bank tendencies to tighten. In fact, the slowing trend that is making its way to the West may be welcome news for the global bond markets, which have already experienced several months of falling interest rates and increasing market values. But it does leave many questions unanswered for equities markets the world over.

The paragraphs on the following pages discuss the economic, political and market factors affecting the investment performance of the Wright National Fiduciary Equity Funds during the first half of 1998 and prospects for the 1998-99 period.

                                                   Sincerely,

                                                   /S/ Peter M. Donovan

                                                   Peter M. Donovan
                                                   President

BELGIUM/LUXEMBOURG

Belgian stocks continue to lead the European region. The FT/S&P Actuaries total return index for Belgium, which has increased for eight months in a row, rose 48.2% in francs (47.6% in U.S. dollars) in the first half of 1998, compared with 26.3% (26.1%) for all of Europe.

Belgium's inflation rate slipped to 1.6% for the year through June compared to 1.8% in May; further moderation in prices is expected. Belgium is keeping its benchmark interest rate pegged to Germany's low 3.3%, limiting its ability to fight inflation except to the extent Germany (soon the European Central Bank) does. Investment by Belgian companies was almost 9% higher in 1998's first quarter than in the prior year, and a National Bank of Belgium survey indicates that Belgian manufacturers plan to increase their capital investment by 12% in 1998. With the highest labor costs of the Euro participants, according to a recent study, Belgium needs productivity-enhancing investment to stay competitive.


HONG KONG/CHINA

Hong Kong stocks tumbled in June on worries that weakness in the Japanese yen might cause China to devalue its currency and eventually unpeg the Hong Kong dollar from the U.S. dollar. The FT/S&P Actuaries total return index for Hong Kong lost 29% for the first six months of 1998 and more than 50% over the past year. The FT index for Hong Kong is near a five-year low.

In hopes of stabilizing Hong Kong's real estate market, where prices have fallen more than 40% from 1997's peak, the government said it would freeze public land sales through March 1999. Also announced were tax cuts aimed at stimulating the economy and easing a credit crunch, as well as a step-up in infrastructure spending. The programs are expected to result in a budget deficit in the current fiscal year; the government reported a larger-than-expected surplus for the year ended March 1998. Duff & Phelps has cut Hong Kong's credit rating to A from A+, due to the "financial stresses" resulting from Asia's crisis; S&P is reviewing its rating on Hong Kong for a possible downgrade.


JAPAN

As economic conditions deteriorated in the second quarter of 1998, the Japanese stock market retreated. For the first six months of the year, the FT/S&P Actuaries total return index for Japan fell 3% in dollar terms. Stock prices were actually up nominally, but weakness in the yen brought down dollar-based returns. In mid-June, the U.S. and Japan intervened in the foreign exchange markets in order to help support the yen.

After a setback to his Liberal Democratic Party in upper house elections on July 12, Prime Minister Hashimoto resigned. The ruling party's poor showing may delay the adoption of economic stimulus and reform packages. On the other hand, the losses may be just what the LDP needed to finally get it moving toward change. Japan's GDP declined at a 5.3% annual rate in the first quarter, and its recession appears to be deepening. But Hashimoto was indecisive about implementing tax cuts and a bank rescue package, perhaps because allowing weak banks to fail might worsen Japan's credit crunch in the short run, and tax cuts could widen the budget deficit.


MEXICO

Mexican stocks followed May's sharp decline with another drop in June as investors worried about the weak peso, lower oil prices, and emerging markets in general. The FT/S&P Actuaries total return index for Mexico declined 15.6% in pesos (24.3% in dollars) during the first half of 1998. The peso declined 1.5% in value compared to the U.S. dollar in June and lost about 10% over the first six months of 1998. In a show of confidence, some major Mexican companies have been taking advantage of recent market weakness to buy back their own shares.

In early July, the Mexican government announced a third round of budget cuts to offset the impact of lower oil revenues in order to hold the budget deficit at 1.25% of GDP. The government's target for GDP growth in 1998 is unchanged at 5.0%. Strong consumer spending, higher food prices, and the effect of the weak peso appear to be driving inflation to exceed the government's 12% target for 1998. In June, the central bank tightened monetary policy for the second time this year.

NETHERLANDS

The FT/S&P total return index for the Netherlands gained 28% (27% in dollars) during the first half of 1998, just slightly ahead of the average European stock's 26% advance (in guilders and dollars).

Concern about overheating in the Dutch economy eased a little as annual inflation slipped to 2.0% in the year to May from 2.4% the previous month. Inflation is still well above the 1.4% averaged by all 11 Euro participants, and a tight jobs market in the Netherlands is fostering concern about rising wages. In the three months through May, the unemployment rate was at a 17-year low of 4.3%. The consensus forecast has Dutch economic growth slowing only slightly in 1999 after hitting 3.6% this year. A new budget proposal recently agreed to by coalition government leaders calls for tax cuts and higher spending on health care and education.
Economic growth is expected to boost tax revenues, allowing for a reduction in the deficit.

NORDIC MARKETS

The FT/S&P Actuaries total return index for the Nordic region rose about 27% both in local currency terms and in dollars. So far this year, the Finnish market is the strongest in the world in dollar terms, with a six-month gain of 62%. Norway's market is down 5% in dollars this year, Denmark's is up 12%, and Swedish stocks have returned 26%.

To support the weakening krone, the Norwegian central bank has raised benchmark interest rates three times from mid-May to early July for a total increase of 100 basis points. The bank, whose only mandate is a stable currency, has warned the government that a tighter fiscal policy is needed to prevent overheating. In contrast, Sweden's economy appears to be slowing, raising speculation that early June's rate cut will be followed by further easing. Although Finland's economy grew 6.4% year over year in the first quarter, inflation eased to 1.5% in May, the lowest rate since last August.


                             -----------------------


INVESTORS ARE REMINDED THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND THAT INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INTERNATIONAL INVESTING SUCH AS CURRENCY FLUCTUATIONS AND POTENTIAL POLITICAL INSTABILITY.

     Dividend Distributions



                 N.A.V.    Distri-     Distri-                     Value        12 Month        5 Year           Cum.
  Period           Per     bution      bution       Shares        $1,000       Investment     Investment      Investment
  Ending          Share    $  P/S     in Shares      Owned       Investment      Return         Return          Return
                                                                                             (Annualized)    (Annualized)
-------------------------------------------------------------------------------------------------------------------------------

   WRIGHT EQUIFUND - BELGIUM/LUXEMBOURG (UNAUDITED)

   2/15/94       $10.00                             100.00      $1,000.00

   Dec. 97         9.54    5.330     0.564021       174.61       1,665.75        11.43%              -          14.08%

   Jan. 98         9.82                             174.61       1,714.64        12.60%              -          14.59%
   Feb. 98        10.29                             174.61       1,796.71        18.08%              -          15.63%
   Mar. 98        10.89                             174.61       1,901.47        23.87%              -          16.88%
   Apr. 98        11.38                             174.61       1,987.03        29.16%              -          17.75%
   May  98        12.25                             174.61       2,138.94        33.42%              -          19.40%
   Jun. 98        12.71                             174.61       2,219.26        33.50%              -          20.01%






----------------------------------------------------------------------------------------------------------------------------

   WRIGHT EQUIFUND - HONG KONG/CHINA (UNAUDITED)

   6/28/90       $10.00                             100.00      $1,000.00

   Dec. 97        11.98                             118.49       1,419.50       -27.26%           1.89%          4.78%

   Jan. 98        10.17                             118.49       1,205.03       -37.65%          -1.94%          2.49%
   Feb. 98        11.56                             118.49       1,369.73       -28.51%          -1.13%          4.19%
   Mar. 98        11.48                             118.49       1,360.25       -24.52%          -1.46%          4.05%
   Apr. 98        10.39                             118.49       1,231.10       -33.14%          -4.30%          2.69%
   May  98         9.02                             118.49       1,068.77       -47.86%          -8.26%          0.84%
   Jun. 98         8.30                             118.49         983.46       -54.52%          -9.26%         -0.21%






----------------------------------------------------------------------------------------------------------------------------

   WRIGHT EQUIFUND - JAPAN  (UNAUDITED)

   2/14/94       $10.00                             100.00      $1,000.00

   Dec. 97         6.84                             101.28         692.72       -14.29%              -          -9.04%

   Jan. 98         7.16                             101.28         725.13        -3.76%              -          -7.79%
   Feb. 98         6.90                             101.28         698.80       -10.62%              -          -8.49%
   Mar. 98         6.70                             101.28         678.54       -12.76%              -          -8.98%
   Apr. 98         6.70                             101.28         678.54       -14.97%              -          -8.81%
   May  98         6.43                             101.28         651.20       -25.75%              -          -9.51%
   Jun. 98         6.50                             101.28         658.29       -28.34%              -          -9.12%



   WRIGHT EQUIFUND - MEXICO (UNAUDITED)

                  N.A.V.    Distri-     Distri-                     Value        12 Month        5 Year           Cum.
  Period           Per      bution      bution       Shares        $1,000       Investment     Investment      Investment
  Ending          Share     $  P/S     in Shares      Owned       Investment      Return         Return          Return
---------------------------------------------------------------------------------------------------------------------------------

   8/02/94       $10.00                             100.00      $1,000.00

   Dec. 97         7.66                             109.09         835.63        42.38%              -          -5.12%

   Jan. 98         6.61                             109.09         721.08        15.36%              -          -8.92%
   Feb. 98         6.86                             109.09         748.35        17.47%              -          -7.79%
   Mar. 98         7.14                             109.09         778.90        23.53%              -          -6.60%
   Apr. 98         7.30                             109.09         796.35        28.52%              -          -5.90%
   May  98         6.37                             109.09         694.90         5.64%              -          -9.07%
   Jun. 98         5.95                             109.09         649.08       -10.93%              -         -10.47%






-----------------------------------------------------------------------------------------------------------------------------

   WRIGHT EQUIFUND - NETHERLANDS (UNAUDITED)

   6/28/90       $10.00                             100.00      $1,000.00

   Dec. 97         9.81    0.550     0.056643       220.32       2,161.38        15.56%          20.09%         10.82%

   Jan. 98         9.99                             220.32       2,201.04        20.36%          20.19%         10.96%
   Feb. 98        11.02                             220.32       2,427.98        26.43%          22.12%         12.28%
   Mar. 98        11.36                             220.32       2,502.89        28.38%          21.93%         12.58%
   Apr. 98        11.49                             220.32       2,531.53        31.25%          22.02%         12.60%
   May  98        12.11                             220.32       2,668.13        31.65%          23.55%         13.21%
   Jun. 98        12.03                             220.32       2,650.50        24.99%          24.45%         12.97%






-------------------------------------------------------------------------------------------------------------------------------

   WRIGHT EQUIFUND - NORDIC (UNAUDITED)

   2/14/94       $10.00                             100.00      $1,000.00

   Dec. 97        12.68    2.830     0.162353       129.74       1,645.12         5.22%              -          13.63%

   Jan. 98        12.74                             129.74       1,652.90         5.36%              -          13.46%
   Feb. 98        13.61                             129.74       1,765.78        14.64%              -          15.04%
   Mar. 98        14.42                             129.74       1,870.87        18.54%              -          16.33%
   Apr. 98        15.24                             129.74       1,977.25        31.61%              -          17.51%
   May  98        15.28                             129.74       1,982.44        23.08%              -          17.21%
   Jun. 98        14.91                             129.74       1,934.44        14.55%              -          16.21%


Wright EquiFund - Belgium/Luxembourg
     For the Six Months Ended June 30, 1998 (unaudited)
-----------------------------------------------------------

Shares     Description                              Value
------------------------------------------------------------------------------


BEVERAGES - 3.5%
   43,570   Quilmes Industries S.A.             $  383,416
                                                 ----------


CHEMICALS - 3.1%
   4,800   Tessenderlo Chemie                   $   348,387
                                                 ----------


CONSTRUCTION - 3.3%
   3,250   Cimenteries Cbr Cementbed            $   364,315
                                                 ----------



DIVERSIFIED - 3.0%
      65   Ucb Sa                               $   337,319
                                                 ----------



ELECTRONICS - 3.4%
   1,355   Barco N.V. (Industries)              $   378,817
                                                 ----------



FINANCIAL - 6.9%
   8,500   KBC Bancassurance Holding SA         $   760,887
                                                 ----------



OIL, GAS & COAL - 3.3%
     900   Petrofina Sa Npv                     $   369,556
                                                 ----------




REAL ESTATE & OTHER FINANCIALS - 16.4%
   3,760  Algemene Maatschappij Voor Nijver. NV $   344,667
   5,500  Campagnie Benelux Paribas SA              382,930
   1,535  Fortis Ag                                 392,003
     110  Socfinasia                                351,882
   6,800  Sofina                                    347,311
                                                  ----------
                                                $ 1,818,793
                                                  ----------



RETAILERS - 9.9%
     510   Colruyt Sa                           $   400,323
   5,000   Delhaize Le Ps                           349,462
   6,200   G.I.B. Holdings Ltd                      350,000
                                                 ----------
                                                $ 1,099,785
                                                 ----------


UTILITIES - 11.2%
   2,550   Electrabel SA                        $   723,185
   3,590   Tractebel SA                             525,954
                                                 ----------
                                                $ 1,249,139
                                                 ----------


MISCELLANEOUS - 3.5%
     950   Ackermans & Van Haaren               $   392,003
                                                 ----------



TOTAL INVESTMENTS
(identified cost, $6,574,208) - 67.5%           $ 7,502,417



OTHER ASSETS, LESS LIABILITIES - 32.5%            3,607,128
                                                 ----------



NET ASSETS - 100.0%                             $11,109,545
                                                 ===========



See notes to financial statements

Wright EquiFund - Hong Kong/China
     For the Six Months Ended June 30, 1998 (unaudited)
-----------------------------------------------------------

Shares     Description                              Value
-------------------------------------------------------------------------------


AEROSPACE - 1.6%
   46,800  Hong Kong Aircraft Engineering Co.   $    72,493
                                                 ----------


DIVERSIFIED - 12.1%
   35,000  Hutchison Whampoa Ltd.               $   184,781
   90,000  New World Development                    174,261
   49,000  Swire Pacific Ltd.                       185,007
                                                 ----------
                                                $   544,049
                                                 ----------


ELECTRICAL - 3.5%
   43,400  Johnson Electric Holdings-500        $   160,782
                                                 ----------


FINANCIAL - 25.7%
  148,004  Bank of East Asia Hong Kong          $   160,479
  110,000  Guoco Group Ltd.                         115,722
   30,900  Hang Seng Bank                           174,702
   25,346  HSBC Holdings PLC                        619,991
   45,640  Wing Lung Bank                           106,044
                                                 ----------
                                                $ 1,176,938
                                                 ----------



PRINTING & PUBLISHING - 2.6%
  250,000  South China Morning Post
           (Hold.) Ltd.                         $   120,208
                                                 ----------



REAL ESTATE & OTHER FINANCIALS - 11.5%
   34,000  Cheung Kong                          $   167,213
   55,000  Henderson Land Devel. Co. Ltd.           181,393
   42,519  Sun Hung Kai Properties Ltd.             180,570
                                                 ----------
                                                $   529,176
                                                 ----------


RETAILERS - 4.5%
   59,666  Dickson Concepts Int'l.              $    83,180
  184,000  Jardine Int'l. Motor Holdings             67,691
  149,000  Sime Darby Hong Kong Limited              56,257
                                                 ----------
                                                $   207,128
                                                 ----------


TRANSPORTATION - 4.0%
  259,000  Cathay Pacific Airways Ltd.          $   182,206
                                                 ----------


UTILITIES - 19.2%
   40,000  China Light & Power Co.              $   182,264
  159,716  Hong Kong & China Gas*                   181,425
   60,000  Hong Kong Electric Holdings Ltd.         185,878
  176,490  Hong Kong Telecom                        331,474
                                                 ----------
                                                $   881,041
                                                 ----------



MISCELLANEOUS - 3.7%
   95,000  Citic Pacific Ltd.                   $   168,001
                                                 ----------




TOTAL INVESTMENTS
(identified cost, $4,743,102) - 88.4%           $ 4,042,022


OTHER ASSETS, LESS LIABILITIES - 11.6%              532,870
                                                 ----------



NET ASSETS - 100.0%                             $ 4,574,892
                                                 ===========


* Non-income producing security.


See notes to financial statements

Wright EquiFund - Japan
     For the Six Months Ended June 30, 1998 (unaudited)
------------------------------------------------------------

Shares     Description                              Value
-------------------------------------------------------------------------------


AUTOMOTIVE - 18.7%
   9,000   Honda Motor Co. Ltd.                 $   322,116
  22,000   Toyota Motor Corp.                       572,215
                                                 ----------
                                                $   894,331
                                                 ----------


BEVERAGES - 1.4%
   4,000   Mikuni Coca-Cola Bottling            $    68,973
                                                 ----------



CHEMICALS - 8.1%
   9,000   Bridgestone Corp.                    $   213,874
  10,000   Shin-Etsu Chemical Co., Ltd.             173,882
                                                 ----------
                                                $   387,756
                                                 ----------


CONSTRUCTION - 0.8%
   7,000   Kaneshita Construction Co.*          $    36,617
                                                 ----------



DRUGS, COSMETICS & HEALTHCARE - 9.9%
   6,365   Santen Pharmaceutical                $    69,541
  10,000   Taisho Pharmaceutical Co. Ltd.           187,647
   8,000   Takeda Chem Industries Ltd.              213,874
                                                 ----------
                                                $   471,062
                                                 ----------


ELECTRONICS - 29.9%
   3,000   Aiwa Co., Ltd.                       $    94,548
   2,000   Hirose Electronics Co., Ltd.              98,098
   1,450   Keyence Corp.                            158,631
   4,500   Kyocera Corp.                            221,047
  13,000   Matsushita Electric Ind. Co., Ltd.       210,034
   7,000   Murata Mfg. Co. Ltd.                     227,205
   2,000   Rohm Co., Ltd.                           205,760
   2,400   Sony Corp.                               207,787
                                                 ----------
                                                $ 1,423,110
                                                 ----------



MACHINERY & EQUIPMENT - 5.3%
   9,000   Canon Inc.                           $   205,398
   7,000   Tsukishima Kikai Co., Ltd.                49,346
                                                 ----------
                                                $   254,744
                                                 ----------


PAPER - 2.3%
   3,000   Uni-Charm Corporation                $   111,719
                                                 ----------



PRINTING & PUBLISHING - 4.7%
  14,000   Dai Nippon Printing Co. Ltd.         $   224,669
                                                 ----------


RECREATION - 8.7%
   6,000   Fuji Photo Film Co., Ltd.            $   209,962
   2,200   Nintendo Co., Ltd.                       206,731
                                                 ----------
                                                $   416,693
                                                 ----------


RETAILERS - 3.6%
   4,460   Familymart                           $   170,613
                                                 ----------


MISCELLANEOUS - 1.8%
   3,000   Autobacs Seven Co., Ltd.             $    86,289
                                                 ----------


TOTAL INVESTMENTS
(identified cost, $4,515,093) - 95.2%           $ 4,546,576


OTHER ASSETS, LESS LIABILITIES - 4.8%               229,135
                                                 ----------



NET ASSETS - 100.0%                             $ 4,775,711
                                                 ===========




* Non-income producing security.

See notes to financial statements

Wright EquiFund - Mexico
     For the Six Months Ended June 30, 1998 (unaudited)
--------------------------------------------------------------

Shares     Description                              Value
------------------------------------------------------------------------------


BEVERAGES - 16.9%
  18,000   Fomento Economico Mexicano*          $   561,122
 152,500   Grupo Continental SA-Ser CP              509,352
  17,600   Panamerican Beverages Inc.               557,084
 225,000   Pepsi-Gemex SA de CV                     449,399
                                                 ----------
                                                $ 2,076,957
                                                 ----------


CONSTRUCTION - 10.7%
  97,000   Apasco SA                            $   509,731
 134,314   Cemex SA - CPO                           503,939
 345,000   Grupo Cementos Chihuahua-B               293,453
                                                 ----------
                                                $ 1,307,123
                                                 ----------


DIVERSIFIED - 15.8%
 127,213   Alfa SA-A                            $   519,786
 106,000   Desc Sociedad de Fomento Indl.           536,963
 117,000   Grupo Carso SA                           481,313
 120,000   Grupo Industrial Saltillo SA             400,801
                                                 ----------
                                                $ 1,938,863
                                                 ----------


FOOD - 4.3%
 137,000   Grupo Industrial Bimbo-Ser A         $   522,779
                                                 ----------


METAL PRODUCERS - 4.1%
 185,000   Grupo Mexico SA Ser B                $   504,620
                                                 ----------


METAL PRODUCT MFRS. - 3.1%
  30,000   Tubos De Acero                       $   384,102
                                                 ----------


REAL ESTATE & OTHER FINANCIALS - 3.6%
 225,000   Grupo Financieri Banamex             $   438,377
                                                 ----------


RECREATION - 5.3%
  35,000   Grupo Televisa SA-Ser CPO            $   654,253
                                                 ----------


RETAILERS - 13.9%
 539,920   Cifra SA de CV B                     $   803,087
 472,000   Controladora Coml Mexicana               389,918
 178,000   Organizacion Soriana SA de CV            511,289
                                                 ----------
                                                $ 1,704,294
                                                 ----------


TOBACCO - 4.8%
 101,000   Empressa La Moderna Ser ACP          $   586,974
                                                 ----------



UTILITIES - 11.1%
 577,000   Telefonos de Mexico                  $ 1,365,091
                                                 ----------



MISCELLANEOUS - 1.7%
  342,000  Grupo Posadas Sa De CV*              $   208,657
                                                 ----------


TOTAL INVESTMENTS
(identified cost, $10,466,948) - 95.3%          $11,692,090


OTHER ASSETS, LESS LIABILITIES - 4.7%               577,285
                                                 ----------



NET ASSETS - 100.0%                             $12,269,375
                                                 ===========


* Non-income producing security.

See notes to financial statements

Wright EquiFund - Netherlands
     For the Six Months Ended June 30, 1998 (unaudited)
---------------------------------------------------------

Shares     Description                              Value
------------------------------------------------------------------------------


BEVERAGES - 5.1%
  22,375   Heineken N.V.                        $   878,766
                                                 ----------


CHEMICALS - 5.5%
   4,300   Akzo Nobel N.V.                      $   955,792
                                                 ----------


CONSTRUCTION - 5.9%
  12,131   Hollandsche Beton Groep N.V.         $   252,829
  12,358   Koninklijke Boskalis                     183,450
  10,614   Volker Wessels Stevin                    311,992
   9,100   NBM-Amstelland NV*                       281,803
                                                 ----------
                                                $ 1,030,074
                                                 ----------

DIVERSIFIED - 3.1%
   7,600   Internatio-Mueller N.V.              $   254,404
   8,611   Stork N.V.                               274,279
                                                 ----------
                                                $   528,683
                                                 ----------

ELECTRONICS - 7.3%
  11,558   Getronics N.V.                       $   599,375
   8,000   Philips Electronics NV                   672,434
                                                 ----------
                                                $ 1,271,809
                                                 ----------

FINANCIAL - 5.4%
  39,685   ABN Amro Holdings                    $   928,532
                                                 ----------


FOOD - 17.4%
   8,155   CSM N.V. Cert.                       $   391,636
  18,094   Koninkliijke Numico N.V.                 566,549
  25,880   Unilever N.V.                          2,053,201
                                                 ----------
                                                $ 3,011,386
                                                 ----------

MACHINERY & EQUIPMENT - 3.1%
  12,412   Oce-Van Der Grinten                  $   528,352
                                                 ----------


METAL PRODUCT MANUFACTURERS - 3.3%
   7,661   Hunter Douglas N.V.                  $   416,113
   4,103   Twentsche Kabel Holding N.V.             157,311
                                                 ----------
                                                $   573,424
                                                 ----------


OIL, GAS & COAL - 15.0%
  46,800   Kon Nederlandsche Petroleum Maats    $ 2,594,888
                                                 ----------


PRINTING & PUBLISHING - 11.3%
  13,390   Telegraaf (Holdingsmij) - CVA        $   322,508
  20,750   Verenigde Nederlandse                    753,748
   6,437   Wolters Kluwer N.V.                      883,411
                                                 ----------
                                                $ 1,959,667
                                                 ----------


REAL ESTATE & OTHER FINANCIALS - 16.6%
  12,156   Aegon N.V.                           $ 1,057,615
   6,843   Fortis Amev N.V.                         986,041
  12,678   ING Groep N.V.                           830,077
                                                 ----------
                                                $ 2,873,733
                                                 ----------

TEXTILES - 1.3%
   3,995   Gamma Holding N.V.                   $   220,919
                                                 ----------


UTILITIES - 5.5%
  14,962   Koninklijke PTT Nederland NV         $   575,858
  14,962   TNT Post Group                           382,434
                                                 ----------
                                                $   958,292
                                                 ----------


MISCELLANEOUS - 6.0%
   5,131   Fugro N.V.                           $   204,292
  13,580   Hagemeyer N.V.                           587,416
   7,600   Koninkliijke Ahrend N.V.                 248,053
                                                 ----------
                                                $ 1,039,761
                                                 ----------

TOTAL INVESTMENTS
(identified cost, $14,581,339) - 111.8%         $19,354,078

OTHER ASSETS, LESS LIABILITIES - (11.8)%        (2,039,044)
                                                 ----------


NET ASSETS - 100.0%                             $17,315,034
                                                 ===========

* Non-income producing security.



See notes to financial statements

Wright EquiFund - Nordic
     For the Six Months Ended June 30, 1998 (unaudited)
------------------------------------------------------------

Shares     Description                              Value
------------------------------------------------------------------------------


AUTOMOTIVE - 1.4%
   2,300   Haldex AB                            $    41,480
                                                 ----------


CHEMICALS - 7.7%
   1,710   Cheminova Holdings                   $    36,614
     400   Christian Hansen Holding - B*             52,428
   2,850   Norsk Hydro                              125,691
                                                 ----------
                                                $   214,733
                                                 ----------


CONSTRUCTION - 6.2%
     750   Icopal                               $    36,004
   2,000   Skanska B Free                            89,674
   2,100   Superfos AS                               56,516
                                                 ----------
                                                $   182,194
                                                 ----------


DIVERSIFIED - 5.5%
   4,840   Orkla A/S-B-Aksjer                   $   103,723
   3,050   Perstorp AB                               56,916
                                                 ----------
                                                $   160,639
                                                 ----------


DRUGS, COSMETICS & HEALTHCARE - 13.6%
   6,566   Astra AB B Free Shares               $   134,042
     630   Coloplast B A/S*                          61,862
     900   Novo-Nordisk AS                          124,116
   2,580   Orion A/S-B                               78,132
                                                 ----------
                                                 $   398,152
                                                 ----------


ELECTRICAL - 9.2%
   9,750   Abb AB                               $   135,544
   7,750   Electrolux                               132,976
                                                 ----------
                                                $   268,520
                                                 ----------

ELECTRONICS - 20.2%
   3,800   Nokia AB-K Shares                    $   280,594
  10,600   Ericsson AB B Free                       309,324
                                                 ----------
                                                $   589,918
                                                 ----------

FINANCIAL - 4.4%
   2,790   Svenska Handelsbanken - "A"          $   129,288
                                                 ----------


FOOD - 3.4%
   1,500   Danisco A/S                          $   100,812
                                                 ----------


MACHINERY & EQUIPMENT - 10.4%
   4,030   Atlas Copco AB A Free                $   109,778
   3,150   Sandvik AB B Fria                         86,399
   2,000   Svedala Industri AB                       46,340
   3,600   Valmet Oyj                                62,091
                                                 ----------
                                                $   304,608
                                                 ----------


METAL PRODUCERS - 3.2%
   2,250   Hoganas AB                           $    50,160
   3,000   SSAB Svenskt Stal AB                      45,087
                                                 ----------
                                                $    95,247
                                                 ----------


PAPER - 2.1%
   6,300   Metsa-Serla Oyj                      $    60,877
                                                 ----------



REAL ESTATE & OTHER FINANCIALS - 2.1%
   3,000   OM Gruppen AB Free                   $    62,371
                                                 ----------



TRANSPORTATION - 2.1%
   1,000   Finnlines Oyj                        $    61,990
                                                 ----------



UTILITIES - 5.9%
   3,760   Graningeverkens                      $    60,748
   4,200   Sydkraft AB - A Free                     113,094
                                                 ----------
                                                $   173,842
                                                 ----------



TOTAL INVESTMENTS
(identified cost, $2,306,437) - 97.4%           $ 2,844,671


OTHER ASSETS, LESS LIABILITIES - 2.6%                76,327
                                                 ----------


NET ASSETS - 100.0%                             $ 2,920,998
                                                 ===========

* Non-income producing security.


See notes to financial statements

     Statements of Assets and Liabilities
     June 30, 1998 (unaudited)
-------------------------------------------------

                                                                                 THE WRIGHT EQUIFUND EQUITY TRUST
                                                                             BELGIUM/        HONG KONG/
                                                                            LUXEMBOURG          CHINA             JAPAN
                                                                              SERIES           SERIES            SERIES
------------------------------------------------------------------------------------------------------------------------------


   ASSETS:
     Investments --
       Identified cost.................................                    $ 6,574,208       $ 4,743,102      $ 4,515,093
       Unrealized appreciation (depreciation)..........                        928,209          (701,080)          31,483
                                                                           -----------       -----------      -----------

         Total value (Note 1A).........................                    $ 7,502,417       $ 4,042,022      $ 4,546,576

     Cash..............................................                      2,683,280               298          276,203
     Foreign cash......................................                      4,709,799            24,517           19,605
     Receivable for investments sold...................                        784,852           590,157                -
     Receivable for Fund shares sold...................                      1,935,822           114,974            9,025
     Receivable from Investment Adviser................                         19,975            14,000            5,000
     Dividends receivable..............................                         12,871             7,007            2,193
     Tax reclaim receivable............................                          3,931                 -               74
     Deferred organization expenses (Note 1F)..........                          1,368                 -            1,173
                                                                           -----------       -----------      -----------
         Total Assets..................................                    $17,654,315       $ 4,792,975      $ 4,859,849
                                                                           -----------       -----------      -----------

   LIABILITIES:
     Payable for investments purchased.................                    $ 5,491,679       $    24,517      $    18,004
     Payable for Fund shares reacquired................                      1,046,786            21,054           57,663
     Payable for open forward foreign currency
        exchange contracts (Notes 1I & 7)..............                              -               102                -
     Accrued expenses..................................                          6,305             6,410            8,471
     Line of Credit (Note 9)...........................                              -           166,000                -
                                                                           -----------       -----------      -----------

         Total Liabilities.............................                    $ 6,544,770       $   218,083      $    84,138
                                                                           -----------       -----------      -----------

   NET ASSETS..........................................                    $11,109,545       $ 4,574,892      $ 4,775,711
                                                                           ============      ============     ============
   NET ASSETS CONSIST OF:
   Paid in capital.....................................                    $ 9,920,470       $ 7,808,857      $ 8,695,401
   Accumulated undistributed net realized gain (loss)
    on investment and foreign currency transactions
    (computed on the basis of identified cost).........                        275,751        (2,762,866)      (3,876,230)
   Unrealized appreciation (depreciation) of investments and
    translation of assets and liabilities in foreign currencies
    (computed on the basis of identified cost).........                        917,684          (701,131)          31,231
   Undistributed (distributions in excess of) net investment
    income.............................................                         (4,360)          230,032          (74,691)
                                                                           -----------       -----------      -----------

     Net assets applicable to outstanding shares.......                    $11,109,545       $ 4,574,892      $ 4,775,711
                                                                           ============      ============     ============
   SHARES OF BENEFICIAL INTEREST OUTSTANDING...........                        874,362           551,204          734,665
                                                                           ============      ============     ============
   NET ASSET VALUE, OFFERING PRICE,
    AND REDEMPTION PRICE PER SHARE
    OF BENEFICIAL INTEREST.............................                         $12.71             $8.30            $6.50
                                                                           ============      ============     ============

See notes to financial statements

     Statements of Assets and Liabilities
     June 30, 1998 (unaudited)
-----------------------------------------------

                                                                                  THE WRIGHT EQUIFUND EQUITY TRUST

                                                                              MEXICO         NETHERLANDS         NORDIC
                                                                              SERIES           SERIES            SERIES
--------------------------------------------------------------------------------------------------------------------------------


   ASSETS:
     Investments -
       Identified cost.................................                    $10,466,948       $14,581,339      $ 2,306,437
       Unrealized appreciation.........................                      1,225,142         4,772,739          538,234
                                                                           -----------       -----------      -----------

         Total value (Note 1A).........................                    $11,692,090       $19,354,078      $ 2,844,671

     Cash..............................................                        531,073           441,117           97,500
     Foreign cash......................................                              -           106,934                -
     Receivable for investments sold...................                              -           338,771           79,448
     Receivable for Fund shares sold...................                         64,797            50,662              250
     Receivable from Investment Adviser................                              -                 -           11,700
     Dividends receivable..............................                          1,056             7,388                -
     Tax reclaim receivable............................                              -             1,662              802
     Deferred organization expenses (Note 1F)..........                          3,864                 -              934
                                                                           -----------       -----------      -----------
         Total Assets..................................                    $12,292,880       $20,300,612      $ 3,035,305
                                                                           -----------       -----------      -----------

   LIABILITIES:
     Foreign cash overdraft............................                    $         -       $         -      $    76,832
     Payable for investments purchased.................                              -           445,604                -
     Payable for Fund shares reacquired................                         15,391         2,531,629           30,936
     Accrued expenses..................................                          8,114             8,345            6,539
                                                                           -----------       -----------      -----------

         Total Liabilities.............................                    $    23,505       $ 2,985,578      $   114,307
                                                                           -----------       -----------      -----------

   NET ASSETS..........................................                    $12,269,375       $17,315,034      $ 2,920,998
                                                                           ============      ============     ============
   NET ASSETS CONSIST OF:
   Paid in capital.....................................                    $12,752,788       $11,842,591      $ 2,128,427
   Accumulated undistributed net realized gain (loss) on
    investment and foreign currency transactions
    (computed on the basis of identified cost).........                     (1,662,225)          660,377          216,741
   Unrealized appreciation of investments and
    translation of assets and liabilities in foreign currencies
    (computed on the basis of identified cost).........                      1,225,142         4,772,813          537,975
   Undistributed (distributions in excess of) net investment
    income.............................................                        (46,330)           39,253           37,855
                                                                           -----------       -----------      -----------

     Net assets applicable to outstanding shares.......                    $12,269,375       $17,315,034      $ 2,920,998
                                                                           ============      ============     ============
   SHARES OF BENEFICIAL INTEREST OUTSTANDING...........                      2,062,389         1,438,735          195,883
                                                                           ============      ============     ============
   NET ASSET VALUE, OFFERING PRICE,
    AND REDEMPTION PRICE PER SHARE
    OF BENEFICIAL INTEREST.............................                          $5.95            $12.03           $14.91
                                                                           ============      ============     ============


See notes to financial statements

     Statements of Operations
     For the Six Months Ended June 30, 1998 (unaudited)
----------------------------------------------------------

                                                                                  THE WRIGHT EQUIFUND EQUITY TRUST
                                                                             BELGIUM/        HONG KONG/
                                                                            LUXEMBOURG          CHINA             JAPAN
                                                                              SERIES           SERIES            SERIES
---------------------------------------------------------------------------------------------------------------------------

   INVESTMENT INCOME:
     Income -
       Dividends......................................                   $     43,935      $    151,398      $    19,517
       Less Foreign taxes.............................                         (6,596)                -           (2,927)
                                                                           -----------       -----------      -----------

         Total investment income......................                   $     37,339      $    151,398      $    16,590
                                                                           -----------       -----------      -----------

     Expenses -
       Investment Adviser fee (Note 2)................                   $      9,674      $     23,889      $    19,142
       Administrator fee (Note 2).....................                          1,290             3,182            2,553
       Compensation of Trustees not affiliated with the
         Investment Adviser or Administrator (Note 2).                            925               750              780
       Custodian fee (Note 1E)........................                         28,903            30,838           21,592
       Transfer & dividend disbursing agent fees......                            296             1,311              938
       Distribution expenses (Note 3).................                          3,225             7,963            6,381
       Audit fees.....................................                         11,608            15,600           15,600
       Legal services.................................                          2,613               998              998
       Registration costs.............................                         11,601             9,550            5,155
       Amortization of organization expense (Note 1F).                          1,081                 -              918
       Interest expense...............................                             74             7,069            2,124
       Printing.......................................                            715             2,330            2,330
       Miscellaneous..................................                          1,716             5,150            2,412
                                                                           -----------       -----------      -----------
         Total expenses...............................                   $     73,721      $    108,630      $    80,923
                                                                           -----------       -----------      -----------

       Deduct-
         Preliminary reduction of Investment Adviser fee
          (Note 2)....................................                   $      9,674      $     15,240      $    12,365
         Preliminary allocation of expenses to Investment
          Adviser (Note 2)............................                         19,975            14,000            5,000
         Preliminary reduction of distribution expense by
          Principal Underwriter (Note 3)..............                          3,225      $      5,080      $     4,121
         Reduction of custodian fee (Note 1E).........                         15,229            10,086            8,347
                                                                           -----------       -----------      -----------
           Total deducted.............................                   $     48,103      $     44,406      $    29,833
                                                                           -----------       -----------      -----------
         Net expenses.................................                   $     25,618      $     64,224      $    51,090
                                                                           -----------       -----------      -----------

           Net investment income (loss)...............                   $     11,721      $     87,174      $   (34,500)
                                                                           -----------       -----------      -----------


   REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on investment and foreign
      currency transactions (identified cost basis)...                   $     88,024      $ (1,596,521)     $  (692,595)
     Change in unrealized appreciation of investments
      and translation of assets and liabilities
      in foreign currencies...........................                        550,658           164,622          347,866
                                                                           -----------       -----------      -----------
         Net realized and unrealized gain (loss)......                   $    638,682      $ (1,431,899)     $  (344,729)
                                                                           -----------       -----------      -----------
         Net increase (decrease) in net assets
           from operations............................                   $    650,403      $ (1,344,725)     $  (379,229)
                                                                           ============      ============     ============


See notes to financial statements

     Statements of Operations
     For the Six Months Ended June 30, 1998 (unaudited)
---------------------------------------------------------

                                                                                  THE WRIGHT EQUIFUND EQUITY TRUST

                                                                              MEXICO         NETHERLANDS         NORDIC
                                                                              SERIES           SERIES            SERIES
-------------------------------------------------------------------------------------------------------------------------------

   INVESTMENT INCOME:
     Income -
       Dividends......................................                   $    174,565      $    241,018      $    47,789
       Less Foreign taxes.............................                              -           (36,153)          (7,168)
                                                                           -----------       -----------      -----------

         Total investment income......................                   $    174,565      $    204,865      $    40,621
                                                                           -----------       -----------      -----------

     Expenses -
       Investment Adviser fee (Note 2)................                   $     65,926      $     62,419      $    10,894
       Administrator fee (Note 2).....................                          8,790             8,323            1,189
       Compensation of Trustees not affiliated with the
         Investment Adviser or Administrator (Note 2).                            763               886              780
       Custodian fee (Note 1E)........................                         21,733            31,407           16,990
       Transfer & dividend disbursing agent fees......                          6,138             8,912            1,840
       Distribution expenses (Note 3).................                         21,975            20,806            3,631
       Audit fees.....................................                         15,600             1,000           11,400
       Legal services.................................                            998               977              998
       Registration costs.............................                         11,425             7,070            4,430
       Amortization of organization expense (Note 1F).                          1,683                 -            1,157
       Interest expense...............................                          3,525             1,124              751
       Printing.......................................                          2,330             2,246            2,447
       Miscellaneous..................................                          1,023            11,425            1,007
                                                                           -----------       -----------      -----------
         Total expenses...............................                   $    161,909      $    156,595      $    57,514
                                                                           -----------       -----------      -----------

       Deduct-
         Preliminary reduction of Investment Adviser fee
          (Note 2)....................................                   $          -      $          -      $    10,894
         Preliminary allocation of expenses to Investment
          Adviser (Note 2)............................                              -                 -           11,700
         Preliminary reduction of distribution expense by
          Principal Underwriter (Note 3)..............                              -                 -            3,631
         Reduction of custodian fee (Note 1E).........                          7,252            16,037            2,268
                                                                           -----------       -----------      -----------
           Total deducted.............................                   $      7,252      $     16,037      $    28,493
                                                                           -----------       -----------      -----------
         Net expenses.................................                   $    154,657      $    140,558      $    29,021
                                                                           -----------       -----------      -----------
           Net investment income......................                   $     19,908      $     64,307      $    11,600
                                                                           -----------       -----------      -----------


   REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain on investment and foreign
      currency transactions (identified cost basis)...                   $  1,278,766      $    579,844      $   185,852
     Change in unrealized appreciation (depreciation) of
      investments and translation of assets and liabilities
      in foreign currencies...........................                     (6,248,367)        2,630,329          240,443
                                                                           -----------       -----------      -----------
         Net realized and unrealized gain (loss)......                   $ (4,969,601)     $  3,210,173      $   426,295
                                                                           -----------       -----------      -----------
         Net increase (decrease) in net assets
           from operations............................                   $ (4,949,693)     $  3,274,480      $   437,895
                                                                           ============      ============     ============


See notes to financial statements

     Statements of Changes in Net Assets
--------------------------------------------

                                                                    THE WRIGHT EQUIFUND EQUITY TRUST

                                                     BELGIUM/                 HONG KONG/
                                                 LUXEMBOURG SERIES           CHINA SERIES              JAPAN SERIES
                                               Year Ended Dec. 31         Year Ended Dec. 31        Year Ended Dec. 31
                                                 1998(1)      1997        1998(1)       1997        1998(1)      1997
----------------------------------------------------------------------------------------------------------------------------


   INCREASE (DECREASE) IN NET ASSETS:

     From operations --
       Net investment income (loss)....... $    11,721  $    (44,801) $    87,174  $    85,602  $   (34,500) $  (131,348)
       Net realized gain (loss)...........      88,024     3,686,662   (1,596,521)   4,142,003     (692,595)  (1,503,496)
       Change in unrealized appreciation
         (depreciation)...................     550,658    (3,234,301)     164,622   (7,192,367)     347,866    1,219,790
                                            -----------   -----------  -----------  -----------  -----------  -----------

         Increase (decrease) in net assets
           from operations................ $   650,403  $    407,560  $(1,344,725) $(2,964,762) $  (379,229) $  (415,054)

     Distributions to shareholders from
       net realized gains.................           -      (548,401)           -            -            -            -
     Undistributed net investment
       income (loss) included in price of shares
       sold and redeemed (Note 1D)........       3,429       (71,622)      (8,341)    (559,687)     (10,110)     (17,450)
     Net increase (decrease) from Fund share
       transactions (exclusive of amounts
       allocated to net investment income)
       (Note 4)...........................   8,935,410   (17,452,383)  (1,029,595)  (23,884,246)  1,357,892   (12,801,227)
                                            -----------   -----------  -----------  -----------  -----------  -----------

    Net increase (decrease) in net assets   $9,589,242  $(17,664,846)$ (2,382,661)$ (27,408,695) $  968,553  $(13,233,731)


   NET ASSETS:

     At beginning of period...............   1,520,303    19,185,149    6,957,553   34,366,248    3,807,158   17,040,939
                                            -----------   -----------  -----------  -----------  -----------  -----------

     At end of period..................... $11,109,545  $  1,520,303  $ 4,574,892  $ 6,957,553  $  4,775,711 $ 3,807,158
                                            ===========   ===========  ===========  ===========  ===========  ===========


   UNDISTRIBUTED (DISTRIBUTIONS
     IN EXCESS OF) NET INVESTMENT
     INCOME INCLUDED IN NET ASSETS
     AT END OF PERIOD.....................  $   (4,360)  $   (19,510) $   230,032   $  151,199   $  (74,691)  $  (30,081)
                                           ============   =========== ============  =========== ============  ===========



   (1) For the six months ended June 30, 1998 (unaudited).



See notes to financial statements

     Statements of Changes in Net Assets
-------------------------------------------------------

                                                                    THE WRIGHT EQUIFUND EQUITY TRUST

                                                    MEXICO SERIES         NETHERLANDS SERIES           NORDIC SERIES
                                               Year Ended Dec. 31         Year Ended Dec. 31        Year Ended Dec. 31
                                                 1998(1)      1997        1998(1)       1997        1998(1)      1997
-----------------------------------------------------------------------------------------------------------------------------


   INCREASE (DECREASE) IN NET ASSETS:

     From operations -
       Net investment income (loss)....... $    19,908  $    (19,266) $    64,307  $   (6,673)  $    11,600  $   (35,153)
       Net realized gain..................   1,278,766     2,649,772      579,844      789,108      185,852    1,059,282
       Change in unrealized appreciation
        (depreciation)....................  (6,248,367)    5,057,394    2,630,329    1,018,221      240,443     (859,661)
                                            -----------   -----------  -----------  -----------  -----------  -----------

         Increase (decrease) in net assets
          from operations................. $(4,949,693) $  7,687,900  $ 3,274,480  $ 1,800,656  $   437,895  $   164,468

     Distributions to shareholders
      from net realized gains............            -             -            -     (698,428)           -     (708,452)
     Undistributed net investment income
      (loss) included in price of shares
      sold and redeemed (Note 1D).........         (12)       18,637       (1,022)       3,359       (3,070)      (1,021)
     Net increase (decrease) from Fund
      share transactions (exclusive of
      amounts allocated to net investment
      income)  (Note 4)...................  (11,249,045)  (1,266,076)   1,066,724    4,303,237     (154,217)  (3,845,581)
                                            -----------   -----------  -----------  -----------  -----------  -----------

         Net increase (decrease)
          in net assets................... $(16,198,750) $ 6,440,461 $  4,340,182 $  5,408,824   $  280,608 $ (4,390,586)


   NET ASSETS:

     At beginning of period...............  28,468,125    22,027,664   12,974,852    7,566,028    2,640,390    7,030,976
                                            -----------   -----------  -----------  -----------  -----------  -----------

     At end of period..................... $12,269,375  $ 28,468,125  $17,315,034  $12,974,852  $ 2,920,998  $ 2,640,390
                                           ============   =========== ============  =========== ============  ===========

   UNDISTRIBUTED (DISTRIBUTIONS
    IN EXCESS OF) NET INVESTMENT
    INCOME INCLUDED IN NET ASSETS
    AT END OF PERIOD......................  $  (46,330)  $   (66,226) $    39,253   $  (24,032)  $   37,855   $   29,325
                                           ============   =========== ============  =========== ============  ===========



   (1) For the six months ended June 30, 1998 (unaudited).




See notes to financial statements

     Financial Highlights
-------------------------------

                                                                       THE WRIGHT EQUIFUND EQUITY TRUST
                                                                           BELGIUM/LUXEMBOURG SERIES
                                                                            Year Ended December 31
-----------------------------------------------------------------------------------------------------------------------------
                                                          1998(7)      1997(6)       1996         1995         1994(2)
-----------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of period...............   $  9.540     $ 13.390     $ 12.010     $ 10.240     $  10.000
                                                          --------      --------     --------     --------     --------

   Income from Investment Operations:
     Net investment income (loss)......................   $  0.117     $ (0.090)    $  0.171     $  0.156     $   0.106
     Net realized and unrealized gain..................      3.053        1.570        2.334        1.904         0.174
                                                          --------      --------     --------     --------     --------

       Total income from investment operations.........   $  3.170     $  1.480     $  2.505     $  2.060     $   0.280
                                                          --------      --------     --------     --------      --------
   Less Distributions:
     From net investment income........................   $  -         $  -         $ (0.100)    $ (0.050)    $  (0.040)

     From net realized gains on investments............      -           (5.330)      (1.025)      (0.240)        -
                                                          --------      --------     --------     --------     --------

       Total distributions.............................   $  -         $ (5.330)    $ (1.125)    $ (0.290)    $  (0.040)
                                                          --------      --------     --------     --------     --------
   Net asset value - end of period.....................   $ 12.710     $  9.540     $ 13.390     $ 12.010     $  10.240
                                                         =========     =========    =========    =========    =========

   Total Return(4).....................................     33.23%       11.43%       20.99%       20.28%         2.81%
   Annualized Ratios/Supplemental Data:
     Net assets, end of year (000 omitted).............   $ 11,110     $   1,520    $  19,185    $  14,753    $  11,437
     Ratio of net expenses to average net assets(1) ...     3.17%(3)(5) 2.17% (5)     1.68%(5)     1.76%(5)      1.62%(3)
     Ratio of net investment income (loss) to average
       net assets......................................     0.91%(3)    (0.70%)       1.20%        1.52%         0.95%(3)
     Portfolio Turnover Rate...........................       30%           8%          34%          38%           26%

   (1) During the six months ended June 30, 1998 and the year ended December 31, 1997, the Investment Adviser and the Principal Underwriter reduced their fees, and the Investment Adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                          1998(7)       1997

   Net investment loss per share.......................   $ (0.211)    $ (0.145)
                                                         =========     =========
   Annualized Ratios (As a percentage of average net assets):

     Expenses..........................................      5.72% (3)    2.60%
                                                         =========     =========
     Net investment loss...............................     (1.64%)(3)   (1.13%)
                                                         =========     =========

  (2)For the period from start of business, February 15, 1994, to December 31, 1994. (3) Annualized.
  (4)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
  (5)Custodian fees were reduced by credits resulting from cash balances the Trust maintained with the custodian (Note 1E). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of net expenses to average daily net assets would have been reduced to 1.99%, 2.00%, 1.55% and 1.53% for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996 and 1995, respectively.
  (6)Certain per share amounts are based on average  shares  outstanding.
  (7)For the six months ended June 30, 1998 (unaudited).


See notes to financial statements

     Financial Highlights
------------------------------

                                                                 THE WRIGHT EQUIFUND EQUITY TRUST
                                                                      HONG KONG/CHINA SERIES
                                                                      Year Ended December 31
-----------------------------------------------------------------------------------------------------------------------------
                                             1998(6)      1997(5)       1996         1995         1994          1993
-----------------------------------------------------------------------------------------------------------------------------

   Net asset value - beginning of period... $  11.980     $ 16.470     $ 13.030     $ 13.020     $ 20.990     $  11.770
                                             --------     --------      --------     --------     --------     --------

   Income (loss) from Investment Operations:
     Net investment income(1).............. $   0.157     $  0.110     $  0.182     $  0.368     $  0.678     $   0.426
     Net realized and unrealized
      gain (loss)(3).......................    (3.837)      (4.600)       3.458       (0.158)      (8.448)        9.394
                                             --------     --------      --------     --------     --------     --------

       Total income (loss)
         from investment operations........ $  (3.680)    $ (4.490)    $  3.640     $  0.210     $ (7.770)    $   9.820
                                              --------     --------      --------     --------     --------     --------

   Less Distributions:
     From net investment income............ $   -         $  -         $  (0.200)   $ (0.200)    $ (0.200)    $  (0.254)
     From net realized gains on investments     -            -               -           -          -            (0.346)
                                             --------     --------      --------     --------     --------     --------
       Total distributions................. $   -         $  -         $  (0.200)   $ (0.200)    $ (0.200)    $  (0.600)
                                             --------     --------      --------     --------     --------     --------

   Net asset value - end of period......... $   8.300     $ 11.980     $ 16.470     $ 13.030     $ 13.020     $  20.990
                                            =========    =========     =========    =========    =========    =========
   Total Return(2) ........................   (30.72%)     (27.20%)      27.96%        1.63%      (37.03%)       84.32%
   Annualized Ratios/Supplemental Data:
     Net assets, end of year (000 omitted). $   4,575     $  6,958     $  34,366    $  25,399    $  19,679    $  16,210
     Ratio of net expenses to average
      net assets...........................     2.33%(4)(7)  1.96%(4)      1.62%(4)     1.59%(4)      1.41%        2.00%
     Ratio of net investment income to
       average net assets..................     2.74%(7)     0.66%         1.81%        3.26%        3.93%        3.01%
     Portfolio Turnover Rate...............      155%          56%           65%         100%         131%          76%

   (1) During certain periods presented, either the Investment Adviser, the Administrator and/or the Principal Underwriter reduced their fees, and the Investment Adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment income per share and the ratios would have been as follows:

                                             1998(6)                                                            1993
                                             -------

   Net investment income per share......... $  0.095                                                         $   0.419
                                            =========                                                         =========
   Annualized Ratios (As a percentage of average net assets):

     Expenses..............................    3.41%(7)                                                          2.05%
                                            =========                                                         =========
     Net investment income.................    1.66%(7)                                                          2.96%
                                            =========                                                         =========

   (2) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
   (3) For the years ended December 31, 1997, 1995 and 1992, the per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Trust shares and the amounts per share realized and unrealized gains and losses at such times.
   (4) Custodian fees were reduced by credits resulting from cash balances the Trust maintained with the custodian (Note 1E). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of net expenses to average daily net assets would have been reduced to 2.02%, 1.72%, 1.43% and 1.34% for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996 and 1995, respectively.
   (5) Certain per share amounts are based on average shares outstanding. (6) For the six months ended June 30, 1998 (unaudited).
   (7) Annualized.


See notes to financial statements

     Financial Highlights
-----------------------------

                                                                       THE WRIGHT EQUIFUND EQUITY TRUST
                                                                                 JAPAN SERIES
                                                                            Year Ended December 31
------------------------------------------------------------------------------------------------------------------------------
                                                          1998(7)      1997(6)       1996         1995         1994(2)
------------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of period...............   $  6.840     $  7.980     $  8.780     $  9.660     $  10.000
                                                          --------      --------     --------     --------     --------

   Income from Investment Operations:
     Net investment loss(1) ...........................   $ (0.048)    $ (0.100)    $ (0.095)    $ (0.045)    $  (0.050)
     Net realized and unrealized loss..................     (0.292)      (1.040)      (0.705)      (0.835)       (0.170)
                                                          --------      --------     --------     --------     --------

       Total loss from investment operations...........   $ (0.340)    $ (1.140)    $ (0.800)    $ (0.880)    $  (0.220)
                                                          --------      --------     --------     --------     --------

   Less Distributions:
     From net realized gains on investments............   $  -         $  -         $  -         $  -         $  (0.120)

                                                          --------      --------     --------     --------     --------

   Net asset value - end of period.....................   $  6.500     $  6.840     $  7.980     $  8.780     $   9.660
                                                         =========     =========    =========    =========    =========

   Total Return(4).....................................     (4.97%)     (14.16%)      (9.11%)      (9.11%)       (2.17%)
   Annualized Ratios/Supplemental Data:
     Net assets, end of year (000 omitted).............   $  4,776     $   3,807    $  17,041    $  21,631    $   8,653
     Ratio of net expenses to average net assets.......      2.33% (3)(5)  2.15% (5)    1.75% (5)    1.81% (5)    1.83% (3)
     Ratio of net investment loss to average net assets     (1.35%)(3)    (1.24%)      (1.05%)      (0.67%)      (0.66%)(3)
     Portfolio Turnover Rate...........................       136%          112%          56%         112%          48%

   (1) During the six months ended June 30, 1998, the Investment Adviser and the Principal Underwriter reduced their fees, and the Investment Adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                          1998(7)

   Net investment loss per share.......................   $ (0.078)
                                                         =========
   Annualized Ratios (As a percentage of average net assets):

     Expenses..........................................      3.17% (3)
                                                         =========
     Net investment loss...............................     (2.19%)(3)
                                                         =========

   (2) For the period from the start of business, February 14, 1994 to December 31, 1994
   (3) Annualized.
   (4) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
   (5) Custodian fees were reduced by credits resulting from cash balances the Trust maintained with the custodian (Note 1E). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of net expenses to average daily net assets would have been reduced to 2.00%, 1.84%, 1.65% and 1.49% for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996 and 1995, respectively.
   (6) Certain per share amounts are based on average  shares  outstanding.
   (7) For the six months ended June 30, 1998 (unaudited).




See notes to financial statements

     Financial Highlights
------------------------------

                                                                      THE WRIGHT EQUIFUND EQUITY TRUST
                                                                                MEXICO SERIES
                                                                           Year Ended December 31
--------------------------------------------------------------------------------------------------------------------------------
                                                        1998(5)(6)     1997(5)       1996         1995         1994(1)
--------------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of period...............   $  7.660     $  5.380     $  4.220     $  6.480     $  10.000
                                                          --------      --------     --------     --------     --------

   Income from Investment Operations:
     Net investment income (loss)......................   $  0.000+    $ (0.000)+   $ (0.012)    $ (0.012)    $  (0.040)
     Net realized and unrealized gain (loss)...........     (1.710)       2.280        1.172       (2.175)       (2.970)
                                                          --------      --------     --------     --------     --------

       Total income (loss) from investment operations..   $ (1.710)    $  2.280     $  1.160     $ (2.187)    $  (3.010)
                                                          --------      --------     --------     --------     --------

   Less Distributions:
     From net realized gains on investments............   $  -         $  -         $  -         $ (0.030)    $  (0.510)

     In excess of net realized gains on investments....      -            -            -           (0.043)        -
                                                          --------      --------     --------     --------     --------

       Total distributions.............................   $  -         $  -         $  -         $ (0.073)    $  (0.510)
                                                          --------      --------     --------     --------     --------

   Net asset value - end of period.....................   $  5.950     $  7.660     $  5.380     $  4.220     $   6.480
                                                         =========     =========    =========    =========    =========

   Total Return(3).....................................    (22.32%)      42.38%       27.49%      (33.37%)      (30.91%)
   Annualized Ratios/Supplemental Data:
     Net assets, end of year (000 omitted).............   $ 12,269     $  28,468    $  22,028    $  32,493    $  13,422
     Ratio of net expenses to average net assets.......      1.84%(2)(4)   1.61%(4)     1.59%(4)     1.72%(4)     1.38% (2)
     Ratio of net investment income (loss) to average net
       assets..........................................      0.23%(2)     (0.06%)      (0.14%)      (0.41%)      (0.98%)(2)
     Portfolio Turnover Rate...........................         8%          113%          63%         110%          85%

   (1) For the period from the start of business, August 2, 1994 to December 31, 1994.
   (2) Annualized.
   (3) Total  investment  return is  calculated  assuming a purchase  at the net asset  value on the first day and a sale at the net asset value on the last day of each period  reported.  Dividends  and  distributions,  if any,  are assumed to be invested at the net asset value on the reinvestment date.
   (4) Custodian  fees were reduced by credits  resulting from cash balances the
     Trust  maintained  with the  custodian  (Note 1E). The  computation  of net expenses to average  daily net assets  reported  above is computed  without consideration of such credits, in accordance with reporting  regulations in effect  beginning in 1995. If these credits were  considered,  the ratio of net expenses to average  daily net assets would have been reduced to 1.76%,
     1.45%, 1.41% and 1.39% for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996 and 1995, respectively.
   (5) Certain per share amounts are based on average  shares  outstanding.
   (6) For the six months ended June 30, 1998 (unaudited).
   (+) Amount represents less than 0.001 per share.



See notes to financial statements

     Financial Highlights
------------------------------

                                                                  THE WRIGHT EQUIFUND EQUITY TRUST
                                                                         NETHERLANDS SERIES
                                                                       Year Ended December 31
---------------------------------------------------------------------------------------------------------------------------------
                                             1998(5)      1997(2)       1996         1995         1994         1993(2)
---------------------------------------------------------------------------------------------------------------------------------

   Net asset value - beginning of period... $   9.810     $  8.970     $  8.590     $  8.100     $ 10.020     $   8.460
                                             --------     --------      --------     --------     --------     --------

   Income from Investment Operations:
     Net investment income (loss)(1)....... $   0.045     $ (0.006)    $  0.047     $ (0.004)    $ (0.060)    $  (0.015)
     Net realized and unrealized gain......     2.175        1.396        2.943        1.490        1.150         1.655
                                             --------     --------      --------     --------     --------     --------

       Total income
         from investment operations........ $   2.220     $  1.390     $  2.990     $  1.486     $  1.090     $   1.640
                                             --------     --------      --------     --------     --------     --------

   Less Distributions:
     From net investment income............ $   -         $  -         $  -         $    -       $ (0.020)    $  (0.080)

     From net realized gains on investments     -           (0.550)      (2.610)      (0.996)      (2.990)        -
                                             --------     --------      --------     --------     --------     --------

     Total distributions................... $   -         $ (0.550)    $ (2.610)    $ (0.996)    $ (3.010)    $  (0.080)
                                             --------     --------      --------     --------     --------     --------

   Net asset value - end of period......... $  12.030     $  9.810     $  8.970     $  8.590     $  8.100     $  10.020
                                            =========    =========     =========    =========    =========    =========
   Total Return(3) ........................    22.63%       15.44%       36.56%       18.84%       11.68%        19.52%
   Annualized Ratios/Supplemental Data:
     Net assets, end of year (000 omitted). $  17,315     $ 12,975     $   7,566    $   7,218    $   3,951    $   8,753
     Ratio of net expenses to average
       net assets(1).......................     1.88%(4)(6)  1.86%(4)      2.22%(4)     2.26%(4)     1.93%        2.00%
     Ratio of net investment income (loss) to
       average net assets(1)...............     0.77%(6)    (0.05%)        0.83%       (0.13%)       0.13%       (0.16%)
     Portfolio Turnover Rate...............       37%          29%          124%          87%         101%          47%

   (1) During certain periods presented, either the Investment Adviser, the Administrator and/or the Principal Underwriter reduced their fees, and the Investment Adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment income (loss) per share and the ratios would have been as follows:

                                                                        1996         1995                      1993(2)
----------------------------------------------------------------------------------------------------------------------------

   Net investment income (loss) per share..                            $  0.038     $ (0.018)                 $  (0.085)
                                                                       =========    =========                 =========
   Annualized Ratios (As a percentage of average net assets):

     Expenses..............................                               2.38%        2.45%                      2.75%
                                                                       =========    =========                 =========
     Net investment income (loss)..........                               0.67%       (0.58%)                    (0.91%)
                                                                       =========    =========                 =========

   (2) Certain per share amounts are based on average shares outstanding.
   (3) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
   (4) Custodian fees were reduced by credits resulting from cash balances the Trust maintained with the custodian (Note 1E). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of net expenses to average daily net assets would have been reduced to 1.69%, 1.72%, 1.99% and 2.00% for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996 and 1995, respectively.
   (5) For the six months ended June 30, 1998 (unaudited).
   (6) Annualized.



See notes to financial statements

     Financial Highlights
-------------------------------

                                                                       THE WRIGHT EQUIFUND EQUITY TRUST
                                                                                 NORDIC SERIES
                                                                            Year Ended December 31
--------------------------------------------------------------------------------------------------------------------------------
                                                          1998(7)      1997(6)       1996         1995         1994(2)
--------------------------------------------------------------------------------------------------------------------------------

   Net asset value - beginning of period...............   $ 12.680     $ 14.780     $ 11.330     $  9.500     $  10.000
                                                          --------      --------     --------     --------     --------

   Income (Loss) from Investment Operations:
     Net investment income (loss)(1)...................   $  0.052     $ (0.120)    $ (0.064)    $  0.072     $  (0.012)
     Net realized and unrealized gain (loss)...........      2.178        0.850        3.694        1.808        (0.118)
                                                          --------      --------     --------     --------     --------

       Total income (loss)
         from investment operations....................   $  2.230     $  0.730     $  3.630     $  1.880     $  (0.130)
                                                          --------      --------     --------     --------     --------

   Less Distributions:
     From net investment income........................   $  -         $  -         $  -         $ (0.050)    $    -
     From net realized gain on investments.............      -           (2.830)      (0.180)        -           (0.366)
     From paid-in capital..............................      -            -            -             -           (0.004)
                                                          --------      --------     --------     --------     --------

     Total distributions...............................   $  -         $ (2.830)    $ (0.180)    $ (0.050)    $  (0.370)
                                                          --------      --------     --------     --------     --------

   Net asset value - end of period.....................   $ 14.910     $ 12.680     $ 14.780     $ 11.330     $   9.500
                                                         =========     =========    =========    =========    =========

   Total Return(4).....................................     17.59%        5.22%       32.09%       19.80%        (1.19%)
   Annualized Ratios/Supplemental Data:
     Net assets, end of year (000 omitted).............   $  2,921     $   2,640    $   7,031    $   3,504    $   8,712
     Ratio of net expenses to average net assets(1)....      2.15%(3)(5)   2.15% (5)    2.21% (5)    2.24%(5)     1.78% (3)
     Ratio of net investment income (loss) to average
       net assets(1)...................................      0.80%(3)     (0.79%)      (0.55%)       0.15%       (0.35%)(3)
     Portfolio Turnover Rate...........................        36%           48%          78%          94%          33%

   (1) During the six months ended June 30, 1998 and the years ended December 31, 1997, 1996 and 1995, the Investment Adviser and the Principal Underwriter reduced their fees and the Investment Adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                          1998(7)       1997         1996         1995
                                                          ------        -----        -----        -----

   Net investment loss per share.......................   $ (0.066)    $ (0.272)    $ (0.130)    $ (0.523)
                                                         =========     =========    =========    =========
   Annualized Ratios (As a percentage of average net assets):

     Expenses..........................................      3.96%(3)     3.15%        2.78%        3.25%
                                                         =========     =========    =========    =========
     Net investment loss...............................     (1.01%)(3)   (1.79%)      (1.12%)      (1.09%)
                                                         =========     =========    =========    =========

   (2) For the period from the start of business, February  14, 1994 to December 31, 1994.
   (3) Annualized.
   (4) Total  investment  return is  calculated  assuming a purchase  at the net asset  value on the first day and a sale at the net asset value on the last day of each period  reported.  Dividends  and  distributions,  if any,  are assumed to be invested at the net asset value on the reinvestment date.
   (5) Custodian  fees were reduced by credits  resulting from cash balances the
     Trust  maintained  with the  custodian  (Note 1E). The  computation  of net expenses to average  daily net assets  reported  above is computed  without consideration of such credits, in accordance with reporting  regulations in effect  beginning in 1995. If these credits were  considered,  the ratio of net expenses to average  daily net assets would have been reduced to 2.00%,
     2.00%, 1.99% and 2.00% for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996 and 1995, respectively.
   (6) Certain per share amounts are based on average  shares  outstanding.
   (7) For the six months ended June 30, 1998 (unaudited).

See notes to financial statements

Notes to Financial Statements (Unaudited)
-----------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Wright EquiFund Equity Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust presently consists of six active diversified series (Funds), Wright EquiFund-Belgium/Luxembourg (Belgium/Luxembourg series); Wright EquiFund - Hong Kong/China (Hong Kong/China series); Wright EquiFund - Japan (Japan series); Wright EquiFund - Mexico (Mexico series); Wright EquiFund
- Netherlands (Netherlands series); and Wright EquiFund - Nordic (Nordic series). The Trust also has 13 inactive series. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations - Securities, including foreign securities, listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices, if those prices are deemed to be representative of market values at the close of business. Securities traded on more than one U.S. or foreign securities exchange are valued at the last sale price on the exchange representing the principal market for such securities, if those prices are deemed to be representative of market values at the close of business. Securities traded over-the-counter, unlisted securities and listed securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices or, if such bid and asked prices are not available, at prices supplied by a pricing agent, unless such prices are deemed not to be representative of market values at the close of business. Securities for which market quotations are unavailable or deemed not to be representative of market values at the close of business and other assets are appraised at their fair value as determined in good faith according to guidelines established by the Trustees of the Trust. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation - Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are translated into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

C. Taxes - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. At December 31, 1997, the Trust, for federal income tax purposes, had a capital loss carryover of $165,578 for the Hong Kong/China series, $2,323,550 for the Mexico series and $2,726,369 for the Japan series, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve the respective Fund of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryovers will expire as follows:

Dec.       Hong Kong/China   Mexico          Japan
-------------------------------------------------------------------------------

2002              -             -              -
2003          $165,578     $2,323,550     $1,460,778
2004              -             -              -
2005              -             -         $1,265,591

-------------------------------------------------------------------------------

     At December 31, 1997, net capital losses of $297,432 for the Hong Kong/China series, $184,705 for the Japan series, and $90,042 for Mexico series attributable to security transactions incurred after October 31, 1997 are treated as arising on the first day of the Fund's next taxable year.

     Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

D. Equalization - The Trust follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Fund shares, on a per-share basis, equivalent to the amount of undistributed net investment income on the date of the transaction is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

E. Expense Reduction - The Fund has entered into an arrangement with its custodian agent whereby interest earned on uninvested cash balances is used to offset custodian fees. All significant reductions are reported as a reduction of expenses in the Statements of Operations.

F. Deferred Organization Expenses - Costs incurred by the Trust in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years from commencement of operations of each series.

G. Other - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

H. Distributions - Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in only temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting for certain items may result in reclassification of these items.

I. Forward Foreign Currency Exchange Contracts - The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Trust will enter into forward contracts for hedging purposes in connection with purchases and sales of securities denominated in foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

J. Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

K. Interim Financial Information - The interim financial statements relating to June 30,1998 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management, reflect all adjustments, consisting only of normally recurring adjustments, necessary for the fair presentation of the financial statements.

(2)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has engaged The Winthrop Corporation ("Winthrop") to act as investment adviser to the Funds pursuant to the respective Investment Advisory contracts. Pursuant to a service agreement between Winthrop and its wholly-owned subsidiary, Wright Investors' Service, Inc. ("Wright"), Wright furnishes each Fund with investment management, investment advisory, and other services. For its services, Wright is compensated based upon a percentage of each series' average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the six months ended June 30, 1998, the effective annual rate was 0.75% for all Series. To enhance the net income of the Belgium/Luxembourg, Hong Kong/China, Japan and Nordic Series, Wright made a preliminary reduction of its management fee by $9,674, 15,240, $12,365, and $10,894, respectively. In addition, $19,975, $14,000, $5,000, and $11,700 of expenses of the Belgium/Luxembourg, Hong Kong/China, Japan, and Nordic Series, respectively, was allocated to the investment adviser on a preliminary basis. The Trust also has engaged Eaton Vance Management (Eaton Vance) to act as administrator of the Trust. Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Trust and is compensated based upon a percentage of each series' average daily net assets, which rate is reduced as average daily net assets exceed certain levels. For the six months ended June 30, 1998, the effective annual rate was 0.10% for the Belgium/Luxembourg, Hong Kong/China, Japan, Mexico, and Netherland Series and 0.08% for the Nordic Series.

     Certain of the Trustees and officers of the Trust are directors/trustees and/or officers of the above organizations. Except as to Trustees of the Trust who are not affiliated with Eaton Vance or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Eaton Vance and Wright.

(3)  DISTRIBUTION EXPENSES

     The Trustees have adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that each of the Funds will pay Wright Investors' Service Distributors, Inc. (Principal Underwriter), a wholly-owned subsidiary of Winthrop, an annual rate of 0.25% of each series' average daily net assets for activities primarily intended to result in the sale of each series' shares. For the six months ended June 30, 1998, the Principal Underwriter made a preliminary reduction of its fees to the Belgium/Luxembourg, Hong Kong/China, Japan, and Nordic Series by $3,225, $5,080, $4,121, and $3,631, respectively.

(4)  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares for the periods ended were as follows:

                                                      Six Months Ended                    Year Ended
                                                  June 30, 1998 (Unaudited)            December 31, 1997
                                                 ---------------------------------------------------------
                                                    Shares        Amount             Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------


BELGIUM/LUXEMBOURG SERIES
   Sales                                        1,112,569     $ 13,704,852            110,942   $  1,529,132
   Issued to shareholders in payment
     of distributions declared                          -                -             53,671        507,194
   Redemptions                                   (397,605)      (4,769,442)        (1,438,288)   (19,488,709)
                                                 ---------    ------------           ---------  ------------

       Net Increase (Decrease)                    714,964     $  8,935,410         (1,273,675)  $(17,452,383)
                                                ==========    =============         ==========   =============

HONG KONG/CHINA SERIES
   Sales                                        2,483,360     $  24,649,634         1,590,805   $ 21,714,438
   Redemptions                                 (2,512,783)     (25,679,229)        (3,097,095)   (45,598,684)
                                                 ---------    ------------           ---------  ------------

     Net Decrease                                 (29,423)    $ (1,029,595)        (1,506,290)  $(23,884,246)
                                                ==========    =============         ==========   =============


JAPAN SERIES
   Sales                                        1,548,667     $ 10,472,027           2,111,367  $ 17,100,885
   Redemptions                                 (1,370,409)      (9,114,135)        (3,689,979)   (29,902,162)
                                                 ---------    ------------           ---------  ------------

       Net Increase (Decrease)                    178,258     $  1,357,892         (1,578,612)  $(12,801,277)
                                                ==========    =============         ==========   =============

MEXICO SERIES
   Sales                                          914,917     $  6,295,381          7,149,107   $ 49,729,759
   Redemptions                                 (2,566,953)     (17,544,426)        (7,528,473)   (50,995,835)
                                                 ---------    ------------           ---------  ------------

       Net Decrease                            (1,652,036)    $(11,249,045)          (379,366)  $ (1,266,076)
                                                ==========    =============         ==========   =============

NETHERLANDS SERIES
   Sales                                        1,310,767     $ 15,010,299          1,342,976   $ 12,946,759
   Issued to shareholders in payment
     of distributions declared                          -                -             68,767        662,588
   Redemptions                                 (1,194,386)     (13,943,575)          (933,166)    (9,306,110)
                                                 ---------    ------------           ---------  ------------

       Net Increase                               116,381     $  1,066,724            478,577   $  4,303,237
                                                ==========    =============         ==========   =============

NORDIC SERIES
   Sales                                          173,324     $  2,518,664            256,463   $  3,776,244
   Issued to shareholders in payment
     of distributions declared                          -                -             51,150        673,306
   Redemptions                                   (185,681)      (2,672,881)          (575,229)    (8,295,131)
                                                 ---------    ------------           ---------  ------------

       Net Decrease                               (12,357)    $   (154,217)          (267,616)  $ (3,845,581)
                                                ==========    =============         ==========   =============




(5)  INVESTMENT TRANSACTIONS

     Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended June 30, 1998, were as follows:


                            Purchases        Sales                          Purchases        Sales
----------------------------------------------------------------------------------------------------------------

Belgium/Luxembourg          $7,132,371    $1,707,444      Mexico            $1,433,708   $11,948,621
Hong Kong/China              9,021,073     9,537,388      Netherlands        9,665,625     6,401,995
Japan                        7,887,261     6,751,140      Nordic               987,481     1,314,245

-----------------------------------------------------------------------------------------------------------------




(6)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and gross and net unrealized appreciation/depreciation of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, are as follows:

                                                               Gross             Gross          Net Unrealized
                                         Aggregate          Unrealized        Unrealized         Appreciation
  SERIES                                   Cost            Appreciation   -  Depreciation   =   (Depreciation)
-----------------------------------------------------------------------------------------------------------------------


  BELGIUM/LUXEMBOURG                   $   6,574,208       $    931,747   - $      3,538    =   $    928,209
                                       ============                                             ===========

  HONG KONG/CHINA                      $   4,743,102       $    165,410   - $    866,490    =   $   (701,080)
                                       ============                                             ===========

  JAPAN                                $   4,515,093       $    224,073   - $    192,590    =   $     31,483
                                       ============                                             ===========

  MEXICO                               $  10,466,948       $  2,026,008   - $    800,866    =   $  1,225,142
                                       ============                                             ===========

  NETHERLANDS                          $  14,581,339       $  4,980,647   - $    207,908    =   $  4,772,739
                                       ============                                             ===========

  NORDIC                               $   2,306,437       $    581,184   - $     42,950    =   $    538,234
                                       ============                                             ===========

(7)  FINANCIAL INSTRUMENTS

     The Funds regularly trade financial instruments with off-balance sheet risk in the normal course of their investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     As of June 30, 1998, the Hong Kong/China Series had the following forward foreign currency exchange contracts open:


SALES
                                                                                                    Net
  Settlement                            Contracts         In Exchange For       Contracts       Unrealized
     Date                               to Deliver      (in U. S. Dollars)      at Value       Depreciation
----------------------------------------------------------------------------------------------------------------------

    7/02/98       Hong Kong Dollar      4,571,948            $589,966           $590,068             $102
                                       -----------         -----------        ----------        ----------

                  TOTAL                 4,571,948            $589,966           $590,068             $102
                                      ============        ============       ===========       ===========


At June 30, 1998, the Hong Kong/China Series had sufficient cash and/or securities to cover any commitments under these contracts


(8)  RISKS ASSOCIATED WITH FOREIGN
      INVESTMENTS

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

     Settlement of securities transactions in foreign countries may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Trust's assets. The Trust may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.


(9)  LINE OF CREDIT

     The Funds participate with other funds managed by Wright in a committed $20 million unsecured line of credit agreement with a bank. The Funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund based on its borrowings at an amount above the federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the average daily unused portion of the $20 million line of credit, is allocated among the participating funds at the end of each quarter. The Funds did not have significant borrowings or allocated fees during the six month period ended June 30, 1998.

EquiFund
THE WRIGHT EQUIFUND
EQUITY TRUST


Semi-Annual Report

Officers and Trustees of the Funds

Peter M. Donovan, President and Trustee
H. Day Brigham, Jr., Vice President , Secretary and Trustee
A. M. Moody III, Vice President and Trustee
Judith R. Corchard, Vice President and Trustee
Winthrop S. Emmet, Trustee
Leland Miles, Trustee
Lloyd F. Pierce, Trustee
Richard E. Taber, Trustee
Raymond Van Houtte, Trustee
James L. O'Connor, Treasurer
William J. Austin, Jr., Assistant Treasurer

Administrator

Eaton Vance Management
24 Federal Street
Boston, Massachusetts 02110

Investment Adviser

Wright Investors' Service
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

Principal Underwriter

Wright Investors' Service Distributors, Inc.
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

Custodian

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Transfer and Dividend Disbursing Agent

First Data Investor Services Group
Wright Managed Investment Funds
P.O. Box 5156
Westborough, Massachusetts 01581-9698



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.